RELATED PARTY TRANSACTIONS (Details) (USD $)	9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended					9 Months Ended			9 Months Ended			9 Months Ended					9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended					9 Months Ended			9 Months Ended			9 Months Ended			1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended			12 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Seatankers Management Co. Ltd [Member]	Sep. 30, 2012 Seatankers Management Co. Ltd [Member]	Dec. 31, 2012 Seatankers Management Co. Ltd [Member]	Sep. 30, 2013 Golar LNG Limited [Member]	Sep. 30, 2012 Golar LNG Limited [Member]	Dec. 31, 2012 Golar LNG Limited [Member]	Sep. 30, 2013 Golar LNG Partners LP [Member]	Sep. 30, 2012 Golar LNG Partners LP [Member]	Sep. 30, 2013 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Sep. 30, 2013 Golden Ocean Group Limited [Member]	Sep. 30, 2012 Golden Ocean Group Limited [Member]	Dec. 31, 2012 Golden Ocean Group Limited [Member]	Sep. 30, 2013 Frontline 2012 Ltd [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member] vessel	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Sep. 30, 2013 Bryggegata AS [Member]	Sep. 30, 2012 Bryggegata AS [Member]	Sep. 30, 2013 Arcadia Petroleum Limited [Member]	Sep. 30, 2012 Arcadia Petroleum Limited [Member]	Dec. 31, 2012 Arcadia Petroleum Limited [Member]	Sep. 30, 2013 Seadrill Limited [Member]	Sep. 30, 2012 Seadrill Limited [Member]	Dec. 31, 2012 Seadrill Limited [Member]	Sep. 30, 2013 North Atlantic Drilling Limited [Member]	Sep. 30, 2012 North Atlantic Drilling Limited [Member]	Dec. 31, 2012 North Atlantic Drilling Limited [Member]	Sep. 30, 2013 Archer Limited [Member]	Sep. 30, 2012 Archer Limited [Member]	Dec. 31, 2012 Archer Limited [Member]	Sep. 30, 2013 Deep Sea Supply Plc [Member]	Sep. 30, 2012 Deep Sea Supply Plc [Member]	Dec. 31, 2012 Deep Sea Supply Plc [Member]	Sep. 30, 2013 Aktiv Kapital ASA [Member]	Sep. 30, 2012 Aktiv Kapital ASA [Member]	Dec. 31, 2012 Aktiv Kapital ASA [Member]	Sep. 30, 2013 Orion Tankers Ltd [Member]	Sep. 30, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Sep. 30, 2013 Northern Offshore Ltd [Member]	Dec. 31, 2012 Northern Offshore Ltd [Member]	Sep. 30, 2013 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2013 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2013 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Mar. 31, 2013 Edinburgh (Ex Titan Aries) [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Edinburgh (Ex Titan Aries) [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Front Guider [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Front Pride [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Front Pride [Member] Ship Finance International Limited [Member]	Jun. 30, 2012 Front Striver [Member] Ship Finance International Limited [Member]	Mar. 31, 2012 Front Striver [Member] Ship Finance International Limited [Member]	Dec. 31, 2011 Front Striver [Member] Ship Finance International Limited [Member]	Sep. 30, 2013 Discontinued Operations [Member] Ship Finance International Limited [Member]	Sep. 30, 2012 Discontinued Operations [Member] Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Charter hire paid (principal and interest)												$ 117,052,000	$ 113,303,000																																																		$ 434,000	$ 12,183,000
Lease termination fees income (expense)												0	10,629,000																																																		0	(442,000)
Contingent rental (income) expense	(9,470,000)	18,876,000										0	31,707,000																																																		0	8,372,000
Remaining lease obligation												841,446,000	892,758,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances				993,000	595,000		1,558,000	1,140,000		89,000	96,000	3,859,000	2,967,000		2,368,000	4,258,000		5,141,000	(4,770,000)		(1,112,000)	(1,090,000)	7,788,000	1,917,000		949,000	1,402,000		45,000	0		298,000	262,000		39,000	65,000		11,000	54,000		0	252,000				40,000	38,000		40,000	38,000		40,000	38,000
Number of vessels chartered in from affiliate on a floating rate time charters																			2
Receivables with related parties	11,457,000		9,055,000	272,000		342,000	1,342,000		755,000			2,483,000		1,891,000	704,000		1,325,000	5,420,000		2,291,000			84,000		106,000	882,000		1,253,000	67,000		12,000	103,000		778,000							0		250,000	13,000	13,000	29,000		13,000	29,000		13,000	29,000		13,000
Payables with related parties	(5,968,000)		(53,948,000)	(362,000)		(257,000)	(100,000)		(101,000)			(3,363,000)		(52,063,000)	(994,000)		(1,042,000)	(1,099,000)		(423,000)															(26,000)		(28,000)	(24,000)		(34,000)
Related party, lease termination payments received																																																							7,800,000
Related party, Lease termination payments paid																																																										2,100,000			8,100,000
Net gain (loss) on lease terminations	7,410,000	10,619,000																																																						7,600,000			(200,000)
Net gain (loss) on lease terminations, recorded in discontinued operations																																																									$ (800,000)			$ (400,000)		$ (9,200,000)